Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 731,081	$ 4,931,302
Accounts receivable	1,629,559	1,664,862
Prepaid expenses and other current assets	442,445	276,990
Total current assets	2,803,085	6,873,154
Intangible assets, net of accumulated amortization of $440,400 and $308,217, respectively	1,181,783
Goodwill	1,125,101
Right-of-use operating lease asset	376,104	672,896
Property and equipment, net of accumulated depreciation and amortization of $423,916 and $391,628, respectively	98,991
Other assets	79,305	77,100
Total assets	7,981,214	23,362,643
Current liabilities
Accounts payable	573,789	650,499
Revolving line of credit	425,000	0
Accrued payroll and related liabilities	676,796	524,055
Commissions payable	125,033	224,250
Income taxes payable	3,101	0
Other accrued liabilities	283,497	204,080
Contract liabilities	182,756	186,835
Operating lease liabilities - current	203,342	192,128
Deferred acquisition consideration	1,415,098	0
Total current liabilities	3,888,412	1,981,847
Operating lease liabilities - non-current	303,778	507,120
Deferred tax liabilities, net	59,121	1,167,504
Contingent acquisition consideration	0	930,000
Deferred acquisition consideration - non-current	0	1,335,000
Total liabilities	4,251,311	5,921,471
Stockholders' equity
Common stock, $0.001 par value 100,000,000 shares authorized; 2,148,291 and 2,083,860 shares issued, 1,980,986 and 1,916,555 shares outstanding as of September 30, 2023 and December 31, 2022, respectively	2,084
Additional paid-in capital	35,883,831
Accumulated deficit	(31,190,801)	(13,436,963)
Treasury stock, 1,673,051 and 1,642,616 shares at cost, as of December 31, 2022 and December 31, 2021, respectively	(965,211)	(930,211)
Total stockholders' equity	3,729,903	17,441,172
Total liabilities and stockholders' equity	7,981,214	23,362,643
Before Reverse Stock Split [Member]
Stockholders' equity
Common stock, $0.001 par value 100,000,000 shares authorized; 2,148,291 and 2,083,860 shares issued, 1,980,986 and 1,916,555 shares outstanding as of September 30, 2023 and December 31, 2022, respectively	20,839	18,882
Additional paid-in capital	35,865,076	31,789,464
Before Deconsolidation [Member]
Current assets
Intangible assets, net of accumulated amortization of $440,400 and $308,217, respectively	3,000,203	8,048,968
Goodwill	1,125,101	7,585,269
Property and equipment, net of accumulated depreciation and amortization of $423,916 and $391,628, respectively	$ 597,416	$ 105,256